Income taxes - Summary of Significant Components of the Deferred Tax Assets (Detail) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry-forwards	¥ 6,581,225
Less: valuation allowance	(3,688,042)	¥ 0
Net deferred tax assets	¥ 2,893,183	¥ 0